Debt	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Debt [Abstract]
Debt
17	Debt

The components of long term and short term debt were as follows:

(In USD)

As at	Effective interest rates	Original Maturities*	September 30, 2024	March 31, 2024
Current
Non-convertible debentures
- 7.7% Debentures	11.61%	November 15, 2024	$259,969	$335,549
Term loans
- from non-banking financial companies (NBFCs)
- Mahindra & Mahindra Financial Services Limited	-	December 31, 2024	600,822	873,924
- TATA Motors Finance Limited	12.89%	May 31, 2027	1,956,403	2,187,128
- Kotak Mahindra Financial Services Limited	1.00%	February 28, 2025	348,846	348,599
- Jain and Sons Services Limited	-	December 31, 2024	47,754	47,992
- Mercury Car Rentals Private Limited	-	November 30, 2024	155,200	249,560
- Orix Leasing and Financial Services India LTD	-	December 31, 2025	167,110	156,370
- Clix Finance India Private Limited	4.71%	July 2, 2025	127,726	124,931
Financing arrangement with-
- AON Premium Finance LLC	7.74%	September 28, 2024	-	725,430
			$3,663,830	$5,049,483

Total maturity as of September 30, 2024
Year ending March 31,
2025 (October 1, 2024 till March 31, 2025)	$3,663,830
2026	-
2027	-
2028	-
2029	-
Thereafter	-
$3,663,830

*	Maturities have been stated as per the respective agreements with the financiers. For Tata Motors Finance Limited, Orix Leasing and Financial Services India LTD and Clix Finance India Private Limited, due to non-payment of scheduled EMIs, the loan is immediately payable and is classified as current. The debts are not associated with any restrictive covenants.

(1) Non-convertible debentures

(i) 7.7% Debenture

On September 25, 2024, the Company entered into a settlement agreement with Blacksoil Capital Private Limited (lender). As per the agreement, the lender has agreed to waive off 25% of the outstanding amount and the Company agrees to make full settlement of its outstanding amount (net off 25% waiver) by November 15, 2024 (original date was October 31, 2024) and in case of default, the Company is liable to pay fixed coupon interest @10% p.a. on the revised outstanding amount for the period starting October 31, 2024 till December 15, 2024 (“Long stop date”). Further, in case the payment is not made till the Long stop date, the lender has the right to revoke all, or any part of the settlement agreed pursuant to the above agreement.

The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer Note 5), resulting in net gain amounting to $83,937 during the three months ended September 30, 2024.

The Company has recorded an interest expense amounting to $9,869 and $9,869 for the three and six months ended September 30, 2024 ($10,023 and $22,086 for the three and six months ended September 30, 2023).

(2) Term loans from NBFCs

Includes loans outstanding as at September 30, 2024 and March 31, 2024 amounting to $3,403,861 and $3,976,093.

The Company has recorded an interest expense amounting to $76,049 and $152,215 for the three and six months ended September 30, 2024 ($94,064 and $194,629 for the three and six months ended September 30, 2023).

As of September 30, 2024, the Company has defaulted on all debt obligations, totaling $1,577,289, owed to various lenders, including Kotak Mahindra Finance, Tata Motors Finance Limited, Mahindra & Mahindra Financial Services Limited, Clix Finance India Private Limited, Orix Leasing and Financial Services India Limited, Jain and Sons Services Limited and Mercury Car Rentals Private Limited. The Company has also recorded a penal interest expense amounting to $46,505 and $87,584 for the three and six months ended September 30, 2024 ($NIL and $NIL for the three and six months ended September 30, 2023). The Company is in negotiations or has entered into settlement agreements with these lenders to restructure payment terms and resolve outstanding claims.

During the period ended September 30, 2024, the Company has entered into a new arrangement with Mercury Car Rentals Limited whereby the lender has waived off entire penal interest amounting to $31,996 charged due to non-payment of bullet payment which was due in January, 2024. The Company has accounted this transaction as troubled debt restructuring under ASC 470-60 (Refer Note 5).

The outstanding amounts for the above loans are classified under current liabilities in the Condensed Consolidated Balance Sheets.

17A	Redeemable Promissory Note

The following is a summary of the Company’s redeemable promissory note payable as of September 30, 2024 and March 31, 2024:

(In USD)	Outstanding
As at	September 30, 2024	March 31, 2024
Redeemable promissory note	$3,750,000	$-
Less: Discount ($2,647,925) and debt issuance cost ($909,657) on issuance, net of amortization	(2,239,959)	-
Total	$1,510,041	$-

On June 18, 2024 , the Company entered into a Securities Purchase Agreement with certain institutional accredited investors pursuant to which the Company issued and sold an aggregate of $3,600,000 in principal amount of notes and warrants to purchase up to an aggregate of 1,267,728 shares (52,966,102 prior to Reverse Stock Split) of Company Common Stock for gross proceeds of $3,000,000. The closing occurred on June 20, 2024.

Out of the total proceeds of $3,000,000 received for the redeemable promissory notes and warrants. The Company has allocated $952,075 and $2,047,925 to redeemable promissory notes and warrants respectively, on the basis of their relative fair values. The warrants has been recorded under additional paid in capital in the Condensed Consolidated Statements of Stockholders’ Deficit. The discount on issue and issuance cost amounts to $2,647,925 and $909,657 (including consideration incurred towards placement agents of $788,157) respectively. These discount and issuance cost on redeemable promissory notes have been amortized over the contractual period on a straight-line basis. The unamortized discount and issuance cost have been presented as net of the redeemable promissory note liability. Pursuant to the funding received on November 7, 2024, the Company subsequently has repaid the outstanding amount of the redeemable promissory notes (including interest accrued) (Refer Note 36).

Terms of Redeemable Promissory Note

The redeemable promissory note is due nine months from the date of issuance, provided that the Company is required to use the proceeds at the Closing Date of one or more subsequent equity, debt or other capital raises or any sale of tangible or intangible assets with net proceeds sufficient to repay all or any portion of the amounts due under the redeemable promissory note (the “Maturity Date”). The redeemable promissory note bears interest at a rate of 15% per annum computed on the basis of a 360-day year and twelve 30-day months and payable in arrears on the Maturity Date.

The interest on the redeemable promissory note (including amortization of discount on issue and issuance cost) was $1,320,861 and $1,467,623 for the three months and six months ended September 30, 2024 ($NIL and $NIL for the three months and six months ended September 30, 2023) which was recognized in the Condensed Consolidated Statements of Operations for their respective period.

As of September 30, 2024 and March 31, 2024, the balance outstanding of the redeemable promissory note was $3,750,000 (including $150,000 interest accrued) and $NIL respectively.

Terms of Warrants issued along with Redeemable Promissory Note

The Warrants are each exercisable for one share of Common Stock at an initial exercise price of $5.9161 per share ($0.1416 per share prior to Reverse Stock Split) and may be exercised at any time after six months and up to 5 years the date of issue.

These Warrants are classified as equity on the Condensed Consolidated Balance Sheets.

16	Debt

The components of long term and short term debt were as follows:

(In USD)

As at	Effective interest rates	Maturities*	March 31, 2024	March 31, 2023
Current
Non-convertible debentures
- 7.7% Debentures	-	June 30, 2024	$335,549	$454,969
Term loans
- from related parties (NBFCs)
- Mahindra & Mahindra Financial Services Limited**	-	June 30, 2024	-	1,054,887
- from others (NBFCs)
- Mahindra & Mahindra Financial Services Limited**		June 30, 2024	873,924	-
- Cholamandalam Investment and Finance	-	-	-	14,075
- TATA Motors Finance Limited	13.05%	May 31, 2027	2,187,128	13,884
- Kotak Mahindra Financial Services Limited	1.00%	February 28, 2025	348,599	360,897
- Nissan Renault Financial Services India Private Limited	-	-	-	13,658
- Jain and Sons Services Limited	-	December 31, 2024	47,992	29,228
- Mercury Car Rentals Private Limited	-	June 30, 2024	249,560	243,567
- Orix Leasing and Financial Services India LTD	13.41%	March 31, 2025	156,370	85,850
- Clix Finance India Unlimited	6.32%	July 2, 2025	124,931	199,732
Financing arrangement with-
- AON Premium Finance LLC	7.74%	September 28, 2024	725,430	-

			5,049,483	2,470,748

Non current
Term loans
- from non-banking financial companies (NBFCs)
- Cholamandalam Investment and Finance	-	-	-	3,916
- TATA Motors Finance Limited	13.05%	May 31, 2027	-	2,551,521
- Kotak Mahindra Financial Services Limited	1.00%	February 28, 2025	-	222,676
- Jain and Sons Services Limited	-	December 31, 2024	-	38,971
- Orix Leasing and Financial Services India LTD	13.41%	March 31, 2025	-	116,709
- Clix Finance India Unlimited	6.32%	July 2, 2025	-	105,407

			-	3,039,200

Total maturity for the year ending on March 31,
2025	5,049,483
2026	-
2027	-
2028	-
2029	-
Thereafter	-
$5,049,483

*	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.
**

Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others.

Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under ‘Short term investments’ in the Consolidated Balance Sheet.

Non-convertible debentures

(a)	7.7% Debenture

The Company had issued Non Convertible Debentures to Blacksoil Capital Private Limited for a period of 36 months from the date of allotment i.e. April 16, 2019. The original issue of debentures was at a variable interest rate of MCLR + 2%, with MCLR at the date of signing being 12%. The debentures are secured against:

1)	First and exclusive charge on 100% assets purchased using the loans,

2)	Post-dated cheques from Company, and

3)	Personal guarantee of Mr. Gregory B Moran (CEO of the Company).

In February 2021, the Company restructured the debt with the lender with a coupon rate of 10%. The effective interest rate pursuant to the restructuring is 7.7% per annum. The Company also received temporary moratorium until December 30, 2021 along with extension in maturity term by twenty eight (28) months starting from 31 October 2021.

The Company has defaulted on the lumpsum payment that was due in January 2024 owed to Blacksoil Capital Private Limited for an amount of $335,052.

The Company has recorded an interest expense amounting to $64,635 and $65,047 for the year ended March 31, 2024 and March 31, 2023.

Term loans from NBFCs

Includes loans outstanding as at March 31, 2024 and March 31, 2023 of $3,976,093 and $5,054,979. The Company entered into debt restructuring with certain NBFCs during the year ended March 31, 2022 which resulted in the revision of repayment schedules. The revised rate of interest ranges between 2% - 14.50% per annum. These loans were repayable in 36-118 monthly instalments after restructuring.

In the month of August 2021 there has been a restructuring agreement entered between the group and Volkswagen Finance wherein as per the revised terms the debt has been restructured in the form of upfront payment and revised repayment schedules. The repayment of sustainable debt starts from December 30, 2020 to September 30, 2023 and thereafter the unsustainable debt starting from 31 July 2023 to 31 August 2027. One time settlement payment shall be based on the liquidation of proceeds collected from sale of secured assets on completion of their useful life on or before 30 September 2023.

The Company has recorded an interest expense amounting to $396,502 and $536,567 for the year ended March 31, 2024 and March 31, 2023.

As of March 31, 2024, the Company continues to default on Equated Monthly Installment (“EMI”) for November 2023 to March 2024 owed to Kotak Mahindra Finance (Lender). The outstanding balance as of March 31, 2024 is $348,599 (including $121,787 for defaulted EMI). As per the restructuring agreement, in case of any default by the Company (Borrower), the Lender may issue Loan Recall notice thereafter the outstanding loan amount shall become payable immediately with penal interest of 1% per month.

The Company has defaulted on EMI for the months of January, February and March 2024 owed to Tata Motors Finance Limited for an amount of $136,325. As per the restructuring agreement, in case of default on payment by the Company, the outstanding loan balance becomes payable immediately with interest charge of 36% pa.

The Company has defaulted on EMI for the months of February and March 2024 owed to Clix Finance India Unlimited for an amount of $14,516. As per the restructuring agreement, in case of default on payment by the Company, the outstanding loan becomes payable immediately.

The outstanding amounts for the above loans are classified under current liabilities in the Consolidated Balance Sheet.

The Company has defaulted on EMI for the months of December 2023, January, February and March 2024 owed to Orix Leasing and Financial Services India Limited for an amount of $45,638. As per the restructuring agreement, in case of default on payment, interest charge of 15% p.a. on the outstanding amount shall be levied by Orix Leasing and Financial Services India Limited.

The Company has defaulted on EMI for the months of December 2023 and March 2024 due to Jain and Sons Services Limited amounting to $19,197.

The Company has defaulted on the lumpsum payment due in the month of January 2024 owed to Mahindra & Mahindra Financial Services Limited and Mercury Car Rentals Private Limited for an amount of $873,924 and $239,962 respectively. The Company received a notice of “Invocation of Arbitration” from Mercury Car Rentals Private Limited. As per the notice, the case shall be transferred to arbitrator for dispute resolution on non payment of dues by the Company by May 15, 2024. As of date, these outstanding dues remain unpaid.

The Company has recorded a penal interest expense amounting to $29,757 for the year ended March 31, 2024.

AON Insurance Limited

The Company has entered into a contract with AON Premium Finance LLC (‘AON’) in order to refinance its D&O insurance with Allied world insurance company, Axis insurance company, National union fire insurance company, XL specialty insurance company and Berkshire hathway specialty. The loan amount of $1,078,050 is required to be paid in 9 equal monthly installment amounting to $123,679, commencing from January 28, 2024.

The Company has recorded a interest expense amounting to $18,920 for the year ended March 31, 2024.